UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Heirloom Capital Management, L.P.
Address:  411 W. Putnam Avenue, Suite 305
          Greenwich, CT  06830

Form 13F File Number:    28-10681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steven L. Suss
Title:    Chief Financial Officer
Phone:    203-622-5704

Signature, Place and Date of Signing:
Steven L. Suss           Greenwich, CT       August 14, 2006


Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      48

Form 13F Information Table Value Total:      $29,344.30 (X 1000)


List of Other Included Managers:

NONE

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

NAME OF ISSUER             TITLE OF  CUSIP      VALUE     SHARES           INV.   OTHER   VOTING
                           CLASS                X1000                     DISC.    MGR     AUTH
                                                                                           SOLE

AC MOORE ARTS & CRAFTS     COMMON    00086T103  $463.69   28,430    SH     SOLE              X
INC
AFFYMETRIX INC             COMMON    00826T108  $318.57   12,444    SH     SOLE              X
AEROPOSTALE, INC.          COMMON    007865108  $433.35   15,000    SH     SOLE              X
ASML HOLDING NV ADR        COMMON    N07059111  $262.76   12,995    SH     SOLE              X
ATHEROS COMMUNICATIONS     COMMON    04743P108  $381.00   20,000    SH     SOLE              X
INC
BEST BUY CO INC            COMMON    086516101  $548.40   10,000    SH     SOLE              X
BEBE STORES INC            COMMON    075571109  $431.76   28,000    SH     SOLE              X
BENCHMARK ELECTRONICS INC  COMMON    08160H101  $503.72   20,884    SH     SOLE              X
SOTHEBYS HLDGS CL-A LTD    COMMON    835898107  $685.39   26,110    SH     SOLE              X
VOTING  CLASS A
CARDINAL HEALTH INC        COMMON    14149Y108  $304.92   4,740     SH     SOLE              X
CHEESECAKE FACTORY INC     COMMON    12561E105  $994.96   59,901    SH     SOLE              X
COACH INC                  COMMON    189754104  $703.28   23,521    SH     SOLE              X
COSTCO WHOLESALE           COMMON    22160K105  $745.32   13,046    SH     SOLE              X
CORPORATION
CALIFORNIA PIZZA KITCHEN   COMMON    13054D109  $662.05   24,092    SH     SOLE              X
INC
COGNIZANT TECHNOLOGY       COMMON    192446102  $424.30   6,298     SH     SOLE              X
SOLUTIONS CORP CLASS A
CITRIX SYSTEMS INC         COMMON    177376100  $1,006.3  25,096    SH     SOLE              X
                                                5
CYMER INC                  COMMON    232572107  $995.41   21,425    SH     SOLE              X
DICKS SPORTING GOODS INC   COMMON    253393102  $929.49   23,472    SH     SOLE              X
EXPRESS SCRIPTS COMMON     COMMON    302182100  $1,523.4  21,235    SH     SOLE              X
                                                0
ADVANCED MEDICAL OPTICS,   COMMON    00763M108  $633.75   12,500    SH     SOLE              X
INC.
FORMFACTOR INC             COMMON    346375108  $446.30   10,000    SH     SOLE              X
FOSSIL INC                 COMMON    349882100  $375.90   20,872    SH     SOLE              X
FREESCALE SEMICONDUCTOR,   COMMON    35687M107  $310.68   10,713    SH     SOLE              X
INC. CMN CLASS A
HOLOGIC INCORPORATED       COMMON    436440101  $136.92   2,774     SH     SOLE              X
STARWOOD HOTELS & RESORTS  COMMON    85590A401  $787.20   13,046    SH     SOLE              X
HARRIS CORP                COMMON    413875105  $537.85   12,957    SH     SOLE              X
HEALTHWAYS INC.            COMMON    422245100  $789.60   15,000    SH     SOLE              X
INTEL CORP                 COMMON    458140100  $540.17   28,430    SH     SOLE              X
JOS A BANK CLOTHIERS INC   COMMON    480838101  $431.28   18,000    SH     SOLE              X
LIMITED BRANDS, INC.       COMMON    532716107  $868.73   33,948    SH     SOLE              X
32MCKESSON CORPORATION     COMMON    58155Q103  $1,695.2  35,855    SH     SOLE              X
                                                2
MICROSEMI CORP CL A        COMMON    595137100  $685.52   28,118    SH     SOLE              X
WILD OATS MARKETS INC      COMMON    96808B107  $499.45   25,482    SH     SOLE              X
PEDIATRIX MEDICAL GROUP    COMMON    705324101  $517.37   11,421    SH     SOLE              X
INC
PAREXEL INTERNATIONAL      COMMON    699462107  $613.06   21,250    SH     SOLE              X
CORP
RESPIRONICS INC            COMMON    761230101  $1,120.8  32,753    SH     SOLE              X
                                                1
RADIATION THERAPY SVCS     COMMON    750323206  $235.46   8,750     SH     SOLE              X
INC
SIRF TECHNOLOGY HLDG INC   COMMON    82967H101  $644.56   20,005    SH     SOLE              X
SILICON LABORATORIES INC.  COMMON    826919102  $587.36   16,710    SH     SOLE              X
STERIS CORP                COMMON    859152100  $178.47   7,807     SH     SOLE              X
TEKTRONIX INC.             COMMON    879131100  $367.75   12,500    SH     SOLE              X
TARGET CORP                COMMON    87612E106  $488.70   10,000    SH     SOLE              X
TIFFANY & CO CMN           COMMON    886547108  $603.74   18,284    SH     SOLE              X
VARIAN MEDICAL SYSTEMS     COMMON    92220P105  $1,183.7  25,000    SH     SOLE              X
INC                                             5
VENTANA MEDICAL SYSTEMS    COMMON    92276H106  $373.48   7,916     SH     SOLE              X
INC CMN
MEMC ELECTRONIC MATERIAL   COMMON    552715104  $273.45   7,292     SH     SOLE              X
COMMON STOCK
WITNESS SYS INC            COMMON    977424100  $210.64   10,443    SH     SOLE              X
WILLIAMS SONOMA INC        COMMON    969904101  $889.05   26,110    SH     SOLE              X


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